Supplementary Financial Information	12 Months Ended
Dec. 31, 2011
Supplementary Financial Information [Abstract]
Supplementary Financial Information
SUPPLEMENTARY FINANCIAL INFORMATION

Interest Expense and Related Charges

	Year Ended December 31,
	2011	2010	2009
Interest paid/accrued (including net amounts settled/accrued under interest rate swaps)	$2,618	$2,477	$2,560
Accrued interest to be paid with additional toggle notes (Note 9)	166	217	207
Unrealized mark-to-market net (gain) loss on interest rate swaps	812	207	(696)
Amortization of interest rate swap losses at dedesignation of hedge accounting	27	87	183
Amortization of fair value debt discounts resulting from purchase accounting	17	17	17
Amortization of debt issuance, amendment and extension costs and discounts (a)	183	122	124
Capitalized interest	(31)	(60)	(274)
Total interest expense and related charges	$3,792	$3,067	$2,121

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(a)	Includes write-off in the second quarter 2011 of $16 million of previously deferred fees as a result of the amendment and extension transactions in April 2011 (see Note 9).

Restricted Cash

	As of December 31, 2011		As of December 31, 2010
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets
Amounts related to TCEH's Letter of Credit Facility (See Note 9)	$—	$947	$—	$1,135
Amounts related to margin deposits held	129	—	33	—
Total restricted cash	$129	$947	$33	$1,135

Inventories by Major Category

	December 31,
	2011	2010
Materials and supplies	$177	$162
Fuel stock	203	198
Natural gas in storage	38	35
Total inventories	$418	$395

Property, Plant and Equipment

	December 31,
	2011	2010
Generation and mining	$22,607	$22,313
Other assets	427	387
Total	23,034	22,700
Less accumulated depreciation	4,723	3,490
Net of accumulated depreciation	18,311	19,210
Construction work in progress	575	580
Nuclear fuel (net of accumulated amortization of $776 and $610)	320	353
Held for sale	12	12
Property, plant and equipment — net	$19,218	$20,155

Depreciation expense totaled $1.330 billion, $1.245 billion and $1.051 billion for the years ended December 31, 2011, 2010 and 2009, respectively.

We began depreciating two newly constructed lignite-fueled generation units in the fourth quarter 2009 and the third new unit in the second quarter 2010.

Assets related to capitalized leases included above totaled $67 million and $78 million as of December 31, 2011 and 2010, respectively, net of accumulated depreciation.

Asset Retirement Obligations

These liabilities primarily relate to nuclear generation plant decommissioning, land reclamation related to lignite mining, removal of lignite/coal-fueled plant ash treatment facilities and generation plant asbestos removal and disposal costs. There is no earnings impact with respect to the recognition of the asset retirement costs for nuclear decommissioning, as all costs are recoverable through the regulatory process as part of Oncor's rates.

The following table summarizes the changes to the asset retirement liability, reported in other current liabilities and other noncurrent liabilities and deferred credits in the balance sheet, during the years ended December 31, 2011 and 2010:

	Nuclear Plant Decommissioning	Mining Land Reclamation and Other	Total
Liability as of January 1, 2010	$794	$154	$948
Additions:
Accretion	32	25	57
Incremental reclamation costs	—	33	33
Reductions:
Payments	—	(48)	(48)
Adjustment for new cost estimate (a)	(497)	—	(497)
Liability as of December 31, 2010	329	164	493
Additions:
Accretion	19	29	48
Incremental reclamation costs	—	67	67
Reductions:
Payments	—	(72)	(72)
Liability as of December 31, 2011	348	188	536
Less amounts due currently	—	(31)	(31)
Noncurrent liability as of December 31, 2011	$348	$157	$505
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(a)
The adjustment resulted from a new cost estimate completed in 2010. In accordance with regulatory requirements, a new cost estimate is completed every five years. A decline in the liability was driven by lower cost escalation assumptions in the new estimate. The reduction in the liability was offset in part by a reduction in the carrying value of the nuclear facility with the balance offset by an increase in the noncurrent liability to Oncor, which in turn resulted in a regulatory liability on Oncor's balance sheet. (Also see Note 18.)

Other Noncurrent Liabilities and Deferred Credits
The balance of other noncurrent liabilities and deferred credits consists of the following:

	December 31,
	2011	2010
Uncertain tax positions (including accrued interest) (Note 5)	$1,220	$1,059
Asset retirement and mining reclamation obligations	505	452
Unfavorable purchase and sales contracts	647	673
Retirement plan and other employee benefits	44	44
Other	8	8
Total other noncurrent liabilities and deferred credits	$2,424	$2,236

Unfavorable Purchase and Sales Contracts — Unfavorable purchase and sales contracts primarily represent the extent to which contracts on a net basis were unfavorable to market prices as of the date of the Merger. These are contracts for which: (i) TCEH has made the "normal" purchase or sale election allowed or (ii) the contract did not meet the definition of a derivative under accounting standards related to derivative instruments and hedging transactions. Under purchase accounting, TCEH recorded the value as of October 10, 2007 as a deferred credit. Amortization of the deferred credit related to unfavorable contracts is primarily on a straight-line basis, which approximates the economic realization, and is recorded as revenues or a reduction of purchased power costs as appropriate. The amortization amount totaled $26 million in 2011 and $27 million in both 2010 and 2009. Favorable purchase and sales contracts are recorded as intangible assets (see Note 4).

The estimated amortization of unfavorable purchase and sales contracts for each of the next five fiscal years is as follows:

Year	Amount
2012	$27
2013	26
2014	25
2015	25
2016	25

Outsourcing Exit Liabilities

In connection with the closing of the Merger, EFH Corp. and TCEH commenced a review, under the change of control provision, of certain outsourcing arrangements with Capgemini, Capgemini America, Inc. and Capgemini North America, Inc. (collectively, CgE). In 2008, EFH Corp. and TCEH entered separation agreements with CgE that, among other things, terminated the outsourcing arrangements under which Capgemini had provided outsourced support services, including information technology, customer care and billing, human resources, procurement and certain finance and accounting activities. The effects of the termination of the outsourcing arrangements, including an accrued liability of $38 million for incremental costs to exit and transition the services, were included in the final purchase price allocation for the Merger. The following table summarizes the changes to the exit liability:

Liability for exit activities as of January 1, 2009	$38
Payments recorded against liability	(24)
Other adjustments to the liability (a)	(11)
Liability for exit activities as of December 31, 2009	$3
Payments recorded against liability	(1)
Other adjustments to the liability (a)	(2)
Liability for exit activities as of December 31, 2010	$—
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(a)	Represents reversal of exit liabilities due primarily to a shorter than expected outsourcing services transition period.

Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
Cash payments (receipts) related to:
Interest paid (a)	$2,469	$2,269	$2,305
Capitalized interest	(31)	(60)	(274)
Interest paid (net of capitalized interest) (a)	2,438	2,209	2,031
Income taxes	123	49	27
Noncash investing and financing activities:
Effect of push down of debt from Parent	(167)	(1,618)	(33)
Effect of Parent's payment of interest and issuance of toggle notes as consideration for cash interest, net of tax, on pushed down debt	33	(99)	227
Principal amount of TCEH Toggle Notes issued in lieu of cash interest (Note 9)	162	211	202
Capital leases	—	—	15
Contribution related to EFH Corp. stock-based compensation	5	7	4
Construction expenditures (b)	62	83	130
Debt exchange transactions	—	527	—
Gain on termination of long-term power sales contract (Note 7)	—	116	—

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(a)	Net of interest received on interest rate swaps.

(b)	Represents end-of-period accruals.